CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net income (loss)				$ (10,106,564)	$ (6,739,408)	$ (9,383,975)	$ (11,024,537)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	$ 99,897	$ 137,980		380,539	407,716	546,944	478,502
Share based compensation expense				1,866,848	351,607	441,367	187,009
Loss on disposal of property and equipment					114,781	147,469	563,733
Write-down of inventory	0	0		51,034	0	0	572,928
Provision for obsolete inventory						566,079	429,707
Amortization of discount on debt							1,314,301
Interest earned on marketable securities held in Trust Account	(14,875)	(203)		(19,178)	(1,010)	(1,165)	(12,763)
Excess and obsolete inventory reserve adjustments				269,893	572,928
Inventory lower of cost and net realizable value adjustments				(548,190)
Changes in operating assets and liabilities:
Inventories				(381,503)	(666,297)	(234,503)	(534,353)
Accounts Receivable				(520,450)	(101,107)	(170,275)	(53,000)
Prepaid expenses and other				(13,181)	(43,980)	(45,813)	21,088
Operating lease right-of-use asset				218,076
Accounts payable				1,107,378	(47,645)	(24,147)	(295,131)
Accrued interest							(351,342)
Accrued expenses				587,103	125,122	223,631	249,718
Contract liabilities				86,175	60,825	137,274	35,776
Operating lease liability				(233,960)
Deferred rent					(8,695)	(10,846)	(515)
Net cash used in operating activities				(7,287,836)	(5,974,153)	(7,806,795)	(8,406,116)
Cash flows from investing activities
Proceeds from the sale of property and equipment					88,200	195,492
Purchases of property and equipment				(282,275)	(315,560)	(426,445)	(866,244)
Net cash used in investing activities				(282,275)	(227,360)	(230,953)	(866,244)
Cash flows from financing activities
Proceeds from issuance of convertible promissory note				5,300,000
Principal payments on note payable, related party							(7,000,000)
Proceeds from issuance of common stock – options exercised				121,426	7,800	7,800	5,550
Proceeds from issuance of preferred stock				188,890		5,642,970	19,700,000
Net cash provided by financing activities				5,610,316	7,800	5,650,770	12,705,550
Net decrease in cash and cash equivalents				(1,959,795)	(6,193,713)	(2,386,978)	3,433,190
Cash and cash equivalents, beginning of period				6,007,575	8,394,553	8,394,553	4,961,363
Cash and cash equivalents, end of period	4,047,780	2,200,840	$ 8,394,553	4,047,780	2,200,840	6,007,575	8,394,553
Supplemental non-cash flow investing and financing activities:
Cash paid during the year for interest							700,000
Right-of-use asset obtained in exchange for new operating lease liability				934,583
Deferred financing costs included in accounts payable and accrued expenses				2,834,802
Tailwind Acquisition Corp [Member]
Cash flows from operating activities
Net income (loss)			(17,900,526)	11,452,684	17,044,620	17,789,488
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(822,997)	(18,214)	(105,431)	(1,573,401)	(82,072)	(120,063)
Change in fair value of warrant liabilities	(528,216)	(20,336,305)	16,902,902	(11,620,745)	(21,656,844)	(23,241,491)
Transaction costs associated with the Initial Public Offering			715,720
Changes in operating assets and liabilities:
Prepaid expenses			(275,652)	11,980	100,860	163,985
Prepaid taxes				(15,400)
Accounts payable and accrued expenses			208,129	663,717	3,058,075	3,658,977
Income tax payable				279,345
Net cash used in operating activities			(454,858)	(801,820)	(1,535,361)	(1,749,104)
Cash flows from investing activities
Investment of cash into Trust Account			(334,215,700)	(600,000)
Cash withdrawn from Trust Account in connection with redemption				302,873,885
Cash withdrawn from Trust Account to pay franchise and income taxes				706,648
Net cash used in investing activities			(334,215,700)	302,980,533
Cash flows from financing activities
Proceeds from issuance of Class B common stock to Sponsor			25,000
Proceeds from sale of Units, net of underwriting discounts paid			327,531,386
Proceeds from sale of Private Placement Warrants			9,700,000
Proceeds from convertible promissory note – related party				600,000
Principal payments on note payable, related party			(52,250)
Redemption of Class A common stock				(302,873,885)
Payment of offering costs			(287,780)		(17,000)	(17,000)
Net cash provided by financing activities			336,916,356	(302,273,885)	(17,000)	(17,000)
Net decrease in cash and cash equivalents			2,245,798	(95,172)	(1,552,361)	(1,776,104)
Cash and cash equivalents, beginning of period				479,694	2,245,798	2,245,798
Cash and cash equivalents, end of period	$ 384,522	$ 693,437	2,245,798	$ 384,522	$ 693,437	$ 479,694	$ 2,245,798
Non-cash investing and financing activities:
Accretion to Class A common stock subject to redemption value			30,832,371
Offering costs included in accrued offering costs			126,000
Offering costs paid through promissory note			52,250
Deferred underwriting fee payable			$ 11,697,550